SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2019
Disclosure Of Significant Accounting Policies [Abstract]
Currency Translation [Policy Text Block]

(a) Currency Translation

The functional and reporting currency of the Company and its subsidiaries is the US dollar. Transactions in currencies other than an entity's functional currency are recorded at the rates of exchange prevailing on the transaction dates. Monetary assets and liabilities that are denominated in foreign currencies are translated at the rates prevailing at each reporting date. Non-monetary assets and liabilities denominated in foreign currencies that are measured at fair value are retranslated to the functional currency at the exchange rate at the date the fair value was determined. Non-monetary items that are measured in terms of historical costs in a foreign currency are not retranslated. Foreign currency translation differences are recognized in profit or loss.

Use of estimates and judgments [Policy Text Block]

(b) Use of estimates and judgments

The preparation of consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

These estimates and judgments are based on management's knowledge of the relevant facts and circumstances at the time, having regard to prior experience, and are continually evaluated.  Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected. Actual results could differ materially from those estimates.

Significant areas requiring the use of management judgment relate to the determination of mineralized reserves, plant and equipment useful lives, estimating the fair values of financial instruments and derivatives, impairment of non-current assets, reclamation and rehabilitation provisions, recognition of deferred tax assets, valuations in business combinations and assumptions used in determining the fair value of share-based compensation.

Significant areas requiring the use of management estimates relate to the valuation of accounts receivable, inventory, mineral property, plant and equipment, impairment of non-current assets, provision for reclamation and rehabilitation, share capital and income taxes.

Critical judgments and estimates in applying policies that have the most significant effect on the amounts recognized in the consolidated financial statements include the following:

Determination of ore reserves and resources

Judgments about the amount of product that can be economically and legally extracted from the Company's properties are made by management using a range of geological, technical and economic factors, history of conversion of mineral deposits to proven and probable reserves as well as data regarding quantities, grades, production techniques, recovery rates, production costs, commodity prices and exchange rates.  This process may require complex and difficult geological judgments to interpret the data.  The Company uses qualified persons (as defined by the Canadian Securities Administrator's National Instrument 43-101) to compile this data.

Changes in the judgments surrounding proven and probable reserves may impact the carrying value of mineral properties, plant and equipment (Note 11), reclamation and rehabilitation provisions (Note 15), recognition of deferred income tax amounts (Note 23), and depreciation, depletion and amortization (Note 9,10,11).

Reserves are estimates of the amount of product that can be economically and legally extracted from the Company's properties.  Estimating the quantity and /or grade of reserves requires the size, shape and depth of ore bodies or fields to be determined by analyzing geological data such as drilling samples.  Following this, the quantity of ore that can be extracted in an economical manner is calculated using data regarding the life of mine plans and forecast sales prices (based on current and long-term historical average price trends).  Changes in estimates can be the result of actual future production differing from current forecasts of future production, expansion of mineral reserves through exploration activities, differences between estimated and actual costs of mining and differences in the commodity price used in the estimation of mineral reserves.

Assessment of impairment factors (accounting policy Note 3h)

Management applies significant judgment in assessing each cash-generating unit and assets for the existence of indicators of impairment at the reporting date.  Internal and external factors are considered in assessing whether indicators of impairment are present that would necessitate impairment testing.  Significant assumptions regarding commodity prices, operating costs, capital expenditures and discount rates are used in determining whether there are any indicators of impairment.  These assumptions are reviewed regularly by senior management and compared, when applicable, to relevant market consensus views.

Achievement of commercial production (accounting policy Note 3g)

Once a mine reaches the operating levels intended by management, depreciation of capitalized costs begins.  Significant judgment is required to determine when certain of the Company's assets reach this level.  Management considers several factors including: completion of a reasonable period of commissioning; consistent operating results achieved at a pre-determined level of design capacity and indications exist that this level will continue; mineral recoveries at or near expected levels; and the transfer of operations from development personnel to operational personnel has been completed.

Estimation of the amount and timing of reclamation and rehabilitation costs (accounting policy Note 3j)

Accounting for restoration requires management to make estimates of the future costs the Company will incur to complete the reclamation and rehabilitation work required to comply with existing laws, regulations and agreements in place at each mining operation and any environmental and social principles the Company is in compliance with.  The calculation of the present value of these costs also includes assumptions regarding the timing of reclamation and rehabilitation work, applicable risk-free interest rate for discounting those future cash flows, inflation and foreign exchange rates and assumptions relating to probabilities of alternative estimates of future cash flows.  Actual costs incurred may differ from those amounts estimated.  Also, future changes to environmental laws and regulations could increase the extent of reclamation and rehabilitation work required to be performed by the Company.  Increase in future costs could materially impact the amounts charged to operations for reclamation and rehabilitation.

Taxes (Note 23)

Judgment is required in determining the recognition and measurement of deferred income tax assets and liabilities on the balance sheet.  In the normal course of business, the Company is subject to assessment by taxation authorities in various jurisdictions.  These authorities may have different interpretations of tax legislation or tax agreements than those applied by the Company in computing current and deferred income taxes. These different interpretations may alter the timing or amounts of taxable income or deductions.

Final taxes payable and receivable are dependent on many factors, including outcomes of tax litigation and resolution of disputes.  The resolution of these uncertainties may result in adjustments to the Company's tax assets and liabilities.

Management assesses the likelihood and timing of taxable earnings in future periods in recognizing deferred income tax assets.  Estimates of future taxable income are based on forecasted cash flows using life of mine projections and the application of existing tax laws in each jurisdiction.

To the extent that future cash flows and taxable income differ significantly from estimates, the ability of the Company to realize the net deferred income tax assets recorded at the balance sheet date could be impacted.  In addition, future changes to tax laws could limit the ability of the Company to obtain tax deductions in future periods from deferred income tax assets.  Deferred income tax assets are disclosed in Note 23.

Inventory (Note 7)

In valuing inventories at the lower of cost and net realizable value, the Company makes estimates in determining the net realizable price and in quantifying the contained metal in finished goods and work in progress.

Cash and cash equivalents [Policy Text Block]

(c) Cash and cash equivalents

Cash and cash equivalents consist of deposits in banks and highly liquid investments with an original maturity at the date of the purchase of no more than ninety days, or that are readily convertible into cash.

Marketable securities [Policy Text Block]

(d) Marketable securities

Marketable securities include investments in shares of companies and other investments capable of reasonably prompt liquidation.  Share investments are measured at fair value through profit and loss and carried at fair value. Unrealized gains and losses are recognized in profit or loss.

Inventories [Policy Text Block]

(e) Inventories

Production inventories are valued at the lower of production cost and net realizable value. Work-in-process inventories, including ore stockpiles, are valued at the lower of production cost and net realizable value, after an allowance for further processing costs.  Finished goods inventory, characterized as doré bars or concentrate, is valued at the lower of production cost and net realizable value. Materials and supplies are valued at the lower of cost and replacement cost. Similar inventories within the consolidated group are measured using the same method, and the reversal of previous write-downs to net realizable value is required when there is a subsequent increase in the value of inventories.

Intangible assets [Policy Text Block]

(f) Intangible assets

Intangible assets are initially recognized at cost if acquired externally, or at fair value if acquired as part of a business combination and have a useful life of greater than one year. Intangible assets which have finite useful lives are measured at cost less accumulated amortization and accumulated impairment.  Intangible assets that are assessed as having a finite useful life are amortized over their useful life on a straight-line basis from the date they become available for use and are tested for impairment if indications exist that they may be impaired.  The useful life is determined using the period of the underlying contract or the period over which the intangible asset can be expected to be used.

Mineral properties, plant and equipment [Policy Text Block]

(g) Mineral properties, plant and equipment

Mineral properties, plant and equipment are stated at cost less accumulated depreciation, depletion and accumulated impairment losses. The cost of mineral properties, plant and equipment items consists of the purchase price, any costs directly attributable to bringing the asset to the location and condition necessary for its intended use and an initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located.  Mineral properties include direct costs of acquiring properties (including option payments) and costs incurred directly in the development of properties once the technical feasibility and commercial viability has been established.

Development costs relating to specific properties are capitalized once management determines a property will be developed.  A development decision is made based upon consideration of project economics, including future metal prices, reserves and resources, and estimated operating and capital costs.  Capitalization of costs incurred and proceeds received during the development phase ceases when the property is capable of operating at levels intended by management.

Exploration and evaluation costs are those costs required to find a mineral property and determine commercial feasibility.  These costs include costs to establish an initial mineral resource and determine whether inferred mineral resources can be upgraded to measured and indicated mineral resources and whether measured and indicated mineral resources can be converted to proven and probable reserves.  The Company recognizes acquisition costs for exploration and evaluation properties as assets when acquired as part of a business combination or asset purchase.  All other exploration and evaluation costs are expensed as incurred until the technical feasibility and commercial viability of the property has been established and a development decision has been made.

Capitalized exploration and evaluation costs for a project are classified as such until the project demonstrates technical feasibility and commercial viability.  Upon demonstrating technical feasibility and commercial viability, and subject to an impairment analysis, capitalized exploration and evaluation costs are transferred to mineral property costs within mineral properties, plant and equipment.  Technical feasibility and commercial viability generally coincide with the establishment of proven and probable reserves; however, this determination may be impacted by management's assessment of certain modifying factors.

Where an item of plant and equipment comprises major components with different useful lives, the components are accounted for as separate items of plant and equipment and amortized separately over their useful lives.

Plant and equipment are either recorded at cost and amortized using the straight-line method at rates varying from 5% to 30% annually or amortized on a units of production method, based on proven and probable reserves.  The accumulated costs of mineral properties that are developed to the stage of commercial production are amortized using the units of production method, based on proven and probable reserves (as defined by National Instrument 43-101).

The Company conducts an annual assessment of the residual balances, useful lives and depreciation methods being used for mineral properties, plant and equipment and any changes arising from the assessment are applied by the Company prospectively.

Impairment of Non-Current Assets [Policy Text Block]

(h) Impairment of Non-Current Assets

The Company's tangible assets are reviewed for indications of impairment at each financial statement date. If an indicator of impairment exists, the asset's recoverable amount is estimated. An impairment loss is recognized when the carrying amount of an asset, or its cash-generating unit, exceeds its recoverable amount. A cash-generating unit is the smallest identifiable group of assets that generates cash flows that are largely independent of the cash flows from other assets or groups of assets. Impairment losses are recognized in profit and loss for the period.

The recoverable amount is the greater of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. For an asset that does not generate largely independent cash inflows, the recoverable amount is determined for the cash-generating unit to which the asset belongs.

An impairment loss is reversed if there is an indication that there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset's carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Management periodically reviews the carrying values of its exploration and evaluation assets with internal and external mining related professionals.  A decision to abandon, reduce or expand a specific project is based upon many factors including general and specific assessments of reserves, forecast future metal prices, forecast future costs of exploring, developing and operating a producing mine, expiration term and ongoing expense of maintaining leased mineral properties and the general likelihood that the Company will continue exploration.  The Company does not set a pre-determined holding period for properties with unproven reserves.  However, properties which have not demonstrated suitable mineral concentrations at the conclusion of each phase of an exploration program are re-evaluated to determine if future exploration is warranted and their carrying values are recoverable.

If any area of interest is abandoned or it is determined that its carrying value cannot be supported by future production or sale, the related costs are recognized in the statement of comprehensive income in the period of abandonment or determination that the carrying value exceeds its fair value.  The amounts recorded as mineral properties represent costs incurred to date and do not necessarily reflect present or future values.

Leases [Policy Text Block]

(i) Leases

Effective January 1, 2019, at inception of a contract, the Company assesses whether a contract is or contains a lease. A contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of use asset is initially measured at cost, which is composed of:

  The amount of the initial measurement of the lease liability
  Any lease payments made at or before the commencement date
  Any indirect costs incurred
  An estimate of costs to dismantle and remove the underlying asset or to restore the site on which the asset is located
  Less any incentives received from the lessor

The right-of-use asset is depreciated using the straight-line method from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term. Estimated useful lives of right-of-use assets are determined on the same basis as those of property and equipment.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or if that rate cannot be readily determined, the Company's incremental borrowing rate. Lease payments included in the measurement of the lease liability are composed of:

  Fixed payments, including in-substance fixed payments
  Variable lease payments that depend on an index or rate, initially measured using the index or rate as at the commencement date
  Amounts expected to be payable under a residual value guarantee; and
  The exercise price under a purchase option that the Company is reasonably certain to exercise, lease payments in an optional renewal period if the Company is reasonably certain to exercise an extension option, and penalties for early termination of a lease unless the Company is reasonably certain not to terminate early.

The lease payments exclude variable payments which are dependent on external factors other than an index or a rate. These variable payments are recognized directly in profit or loss. The lease liability is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Company's estimated amount expected to be payable under a residual value guarantee, or if the Company changes its assessment of whether it will exercise a purchase, extension or termination option. When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

The Company has elected not to recognize right-of-use assets and lease liabilities for short-term leases that have a lease term of 12 months or less and leases of low-value assets. The lease payments associated with these leases are expensed on a straight-line basis over the lease term.

Provision for Reclamation and Rehabilitation [Policy Text Block]

(j) Provision for Reclamation and Rehabilitation

The Company recognizes provisions for statutory, contractual, constructive or legal obligations associated with the decommissioning and reclamation of mineral properties, plant and equipment, when those obligations result from the acquisition, construction, development or normal operation of the assets.  A liability is recognized at the time environmental disturbance occurs and the resulting costs are capitalized to the corresponding asset.  The provision for reclamation and rehabilitation obligations is estimated using expected cash flows based on engineering and environmental reports prepared by third-party industry specialists and is discounted at a pre-tax rate specific to the liability.  The capitalized amount is amortized on the same basis as the related asset.

In subsequent periods, the liability is adjusted for any changes in the amount or timing of the estimated future cash costs, changes in the discount or inflation rates and for the accretion of discounted underlying future cash flows.  The unwinding of the effect of discounting the provision is recorded as a finance cost in profit or loss for the period.

Revenue recognition [Policy Text Block]

(k) Revenue recognition

Revenue is generated from the sale of refined silver and gold or from the sale of these metals contained in doré or concentrate. Revenue is recorded in the consolidated statement of comprehensive income gross of treatment and refining costs paid to counterparties under the terms of the sales agreements. Revenue is recognized when control of the metal is transferred to the customer in an amount that reflects the consideration the Company expects to receive in exchange for the metals.  In determining whether the Company has satisfied its performance obligation, it considers the indicators of the transfer of control, which include but are not limited to, whether: the Company has a present right to payment; the customer has a legal title to the asset; the Company has transferred physical possession of the asset to the customer; and the customer controls the risks and rewards of ownership of the asset.

Revenue from metals in doré

The refiners who receive doré from the Company refine the materials on the Company's behalf.  The refiners transfer the refined product to our customers according to the Company's instructions. Refined metals are sold at spot prices with sales proceeds collected upon or within several days of the completion of the sales transaction.  Revenue from sale of doré is recognized at the time a metal sale is executed and the Company has irrevocably directed the refiner to deliver the refined metal to the customer.

Revenue from metals in concentrate

Metals in concentrate are sold under pricing arrangements where final prices are determined by market prices subsequent to the date of sale.  Revenue from the sale of concentrates is provisionally priced at the date control transfers.  On transfer, the Company recognizes revenue on a provisional basis based on current spot prices and at each period end, re-estimated prices based on forward market prices for the estimated month of settlement. The final selling price is subject to movements in metal prices up to the final settlement date.  Revenue is initially recognized based on the estimated mineral content then adjusted to final settlement adjustments. Final settlement periods range from two to six months after delivery of the product.

Variations between the sales price recorded at the initial recognition date and the actual final sales price at the settlement date, caused by changes in market metal prices, results in an embedded derivative in the related trade accounts receivable.  For each reporting period until final settlement, forward market prices are used to record sales. The embedded derivative is recorded at fair value each period until final settlement occurs, with changes in fair value classified as an adjustment to revenue.

Share-based payments [Policy Text Block]

(l)     Share-based payments

The Company has a share option plan and performance share unit plan which are described in Note 16(c) and Note 16(d) respectively. Equity-settled share-based payment awards to employees are measured by reference to the fair value of the equity instruments granted and are charged over the vesting period using the graded vesting method. The amount recognized as an expense is adjusted to reflect the actual number of share options for which the related service and vesting conditions are met.  Equity-settled share-based payment awards to non-employees are measured at the fair value of the goods or services received as the goods or services are received, unless that fair value cannot be measured reliably, in which case they are measured by reference to the fair value of the equity instrument. The offset is credited to contributed surplus.  Consideration received on the exercise of stock options is recorded as share capital and the related contributed surplus is transferred to share capital. For those options that expire or are forfeited after vesting, the amount previously recorded in contributed surplus is transferred to deficit.

Share-based compensation expense relating to cash-settled awards, including deferred share units and share appreciation rights, which are described in Note 16(e) and Note 16(f), is recognized over the vesting period of the units based on the fair market value of the units. As these awards will be settled in cash, the expense and liability are adjusted each reporting period for changes in the fair value.

Income taxes [Policy Text Block]

(m) Income taxes

The Company follows the asset and liability method of accounting for income taxes.  Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and tax losses carried forward.  Deferred tax assets and liabilities are measured using substantively enacted or enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the statement of comprehensive income in the period that includes the substantive enactment date.  Deferred tax assets are recognized to the extent their recovery is considered probable based on their term to expiry and estimates of future taxable income.

Earnings per share [Policy Text Block]

(n) Earnings per share

Basic earnings per share is computed by dividing the net earnings (loss) available to common shareholders by the weighted average number of shares outstanding during the period.  For all periods presented, net earnings available to common shareholders equals the reported net earnings.  The Company uses the treasury stock method for calculating diluted earnings per share.  Under the treasury stock method, the weighted average number of common shares outstanding used for the calculation of diluted earnings per share assumes that the proceeds to be received on the exercise of dilutive share options and warrants are used to repurchase common shares at the average market price during the year.

Business combinations [Policy Text Block]

(o) Business combinations

On a business combination, the acquisition method of accounting is used, whereby the purchase consideration is allocated to the identifiable assets, liabilities and contingent liabilities (identifiable net assets) based on fair value at the date of acquisition.  When the cost of acquisition exceeds the fair values attributable to the Company's share of identifiable net assets, the difference is treated as purchased goodwill.  If the fair value attributable to the Company's share of the identifiable net assets exceeds the cost of acquisition, the difference is immediately recognized in the statement of comprehensive income.  Incremental costs related to acquisitions are expensed as incurred.

Determination of the fair value of assets acquired and liabilities assumed and resulting goodwill, if any, requires that management make estimates based on the information provided by the acquiree.  Changes to the provisional values of assets acquired and liabilities assumed, deferred income taxes and resulting goodwill, if any, will be adjusted when the final measurements are determined (within one year of the acquisition date).

When purchase consideration is contingent on future events, the initial cost of the acquisition recorded includes an estimate of the fair value of the contingent amounts expected to be payable in the future.  Changes to the estimated fair value of contingent consideration subsequent to the acquisition date are recorded in the consolidated statement of comprehensive income.

Financial Instruments [Policy Text Block]

(p) Financial Instruments

The Company recognizes financial assets and financial liabilities on the date the Company becomes party to the contractual provisions of the instruments. On initial recognition, all financial assets and financial liabilities are recorded at fair value, net of attributable transaction costs, except for financial assets and liabilities classified as fair value through profit and loss ("FVTPL").  Transaction costs of financial assets and liabilities classified as FVTPL are expensed in the period in which they are incurred. A financial asset is derecognized either when the Company has transferred substantially all the risks and rewards of ownership of the financial assets or when cash flows expire.  A financial liability is derecognized when the obligation specified in the contract is discharged, cancelled or expired.

On initial recognition, the Company classifies and measures financial assets as either fair value through profit and loss("FVTPL"), fair value through other comprehensive income ("FVTOCI") or amortized cost.  Subsequent measurement of financial assets depends on the classifications of such assets.  The basis of classification depends on an entity's business model and the contractual cash flows of the financial asset.

Amortized cost

Financial assets that meet the following conditions are measured subsequently at amortized cost:

  The financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows, and
  The contractual terms of the financial asset provide cash flows on specified dates that are solely payments of principal and interest on the principal amount outstanding

The amortized cost of a financial asset is the amount at which the financial asset is measured at initial recognition minus the principal repayments, plus the cumulative amortization using the effective interest method of any difference between the initial amount and the maturity amount, adjusted for any loss allowance.  Interest income is recognized using the effective interest method.

Fair value through other comprehensive income

Financial assets that meet the following conditions are measured subsequently at amortized cost:

  The financial asset is held within a business model whose objective is achieved by both collecting the contractual cash flows and selling financial assets, and
  The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding

Investments in equity instruments at FVTOCI are initially recognized at fair value plus transaction costs.  Subsequently, they are measured at fair value, with gains and losses arising from changes from initial recognition recognized in OCI.  Designation at FVTOCI is not permitted if the equity investment is held for trading or if it is contingent consideration recognized by an acquirer in a business combination.

Fair value through profit and loss

By default, all other financial assets are measured at FVTPL.

The Company, at initial recognition, may also irrevocably designate a financial asset as measured at FVTPL if doing so eliminates or significantly reduces a measurement or recognition inconsistency that would otherwise arise from measuring assets or liabilities or recognizing the gains or losses on them on a different basis.  Financial assets measured at FVTPL are measured at fair value at the end of each reporting period, with any fair value gains or losses recognized in profit or loss to the extent that they are not part of a designated hedging relationship.  Determination of fair value is further described in Note 24.

Financial liabilities and equity

Debt and equity instruments are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangement and the definitions of a financial liability and an equity instrument.  An equity instrument is any contract that evidences a residual interest in the assets of the Company after deducting all its liabilities.  Equity instruments issued by the Company are measured at the proceeds received, net of direct issue costs.

Financial liabilities that are not contingent consideration of an acquirer in a business combination, held for trading or designated as FVTPL, are measured at amortized cost using the effective interest method.

The Company's financial instruments are recognized as:

Assets
Cash and cash equivalents	Amortized cost
Restricted cash	Amortized cost
Trade and other receivables (other than derivatives)	Amortized cost
Trade receivables (derivative component)	FVTPL
Other investments	FVTPL
Liabilities
Accounts payable and accrued liabilities	Amortized cost
Loans payable	Amortized cost
Performance share units and Deferred share units	FVTPL

Accounting standards adopted during the year [Policy Text Block]

(q) Accounting standards adopted during the year

IFRS 16, Leases ("IFRS 16")

In January 2016, the IASB published a new standard, IFRS 16, Leases, which replaced IAS 17, Leases ("IAS 17") and its associated interpretive guidance.  IFRS 16 applies a control model to the identification of leases, distinguishing between a lease and a service contract based on whether the customer controls the asset.  For those assets determined to meet the definition of a lease, IFRS 16 introduces significant changes to the accounting by lessees, introducing a single, on-balance sheet accounting model that is similar to the finance lease accounting under IAS 17, with limited exceptions for short-term leases or leases of low value assets.  Lessor accounting remains similar IAS 17.

IFRS 16 is being applied effective January 1, 2019 using the modified retrospective method. By applying this method, the comparative information for the 2018 fiscal year has not been restated.

The Company has elected to measure right-of-use assets at an amount equal to the lease liability, adjusted by any prepaid or accrued lease payments and use the following practical expedients upon adoption of IFRS 16:

  applied a single discount rate to a portfolio of leases with similar characteristics applied the exemption not to recognize right-of-use assets and liabilities for leases with a remaining term of 12 months or less at the time of transition excluded initial direct costs from measuring the right-of-use assets at the date of initial application

The Company has elected not to recognize right-of-use assets and lease liabilities for short-term leases that have a lease term of 12 months or less and leases of low-value assets. The lease payments associated with these leases are expensed on a straight-line basis over the lease term.

The Company has analyzed the impact of the first-time application of IFRS 16 in a group-wide project, including existing contracts. Adoption of IFRS 16 resulted in recording right-of-use assets in the amount of $1,835 and lease liabilities of $1,422 in the consolidated Statement of Financial Position as of January 1, 2019. The difference in the amount of $413 between right-of-use asset and lease liability relates to the adjustment of lease incentives of $243 offset by the reallocation of a prepaid expense to a right of use asset of $656.  At the date of initial application, the Company used a weighted-average incremental borrowing rate of 7.8%

The following table presents the reconciliation from the operating lease liabilities as December 31, 2018 to the opening balance for lease liabilities as at January 1, 2019

Reconciliation of lease liabilities on adoption of IFRS 16

Operating lease obligations as at December 31, 2018	$2,840
Non-lease components	(942)
Foreign exchange differences	(18)
Other	(1)
Undiscounted Lease Liability	1,879
Effect from discounting at Incremental Borrowing Rate	(457)
Lease obligation as at January 1, 2019	$1,422

IFRIC 23, Uncertainty over Income Tax Treatments ("IFRIC 23")

On June 7, 2017, the IASB issued IFRIC Interpretation 23 Uncertainty over Income Tax Treatments. The Interpretation provides guidance on the accounting for current and deferred tax liabilities and assets in circumstances in which there is uncertainty over income tax treatments.  The Interpretation was applicable for annual periods beginning on or after January 1, 2019.

The Interpretation requires an entity to contemplate whether uncertain tax treatments should be considered separately, or together as a group, based on which approach provides better predictions of the resolution and if it is probable that the tax authorities will accept the uncertain tax treatment. If estimated that it is not probable that the uncertain tax treatment will be accepted by authorities, the tax uncertainty would be measured based on the most likely amount or expected value, depending on whichever method better predicts the resolution of the uncertainty.

The Company adopted the Interpretation in its financial statements for the annual period beginning on January 1, 2019, with no impact on the financial statements.